UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2006
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	03/31/06
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE

American International Group	COMMON STOCK 026874107	109,505	1,656,912   X		   533,084  1,066,162	57,666
Amgen, Inc.			COMMON STOCK 031162100	140,282	1,928,278   X	           613,485  1,249,400	65,393
Automatic Data Processing, Inc.	COMMON STOCK 053015103	140,904	3,084,580   X	           974,400  2,005,050	105,130
Coca Cola Company		COMMON STOCK 191216100	100,840	2,408,396   X	           842,530  1,485,400	80,466
Colgate Palmolive		COMMON STOCK 194162103	102,531	1,795,631   X	           583,640  1,150,250	61,741
Costco Wholesale Corp.		COMMON STOCK 22160K105	101,712	1,877,990   X	           584,170  1,226,800	67,020
Dell Inc.			COMMON STOCK 24702r101	141,837	4,766,045   X		 1,520,361  3,080,450	165,234
Ebay Inc.	            	COMMON STOCK 278642103	107,114	2,746,515   X		   929,670  1,724,400	92,445
Electronic Arts Inc.		COMMON STOCK 285512109	 64,783	1,183,899   X		   448,435    697,700	37,764
General Electric Co.	   	COMMON STOCK 369604103	115,583	3,323,252   X	         1,065,421  2,142,800	115,031
Genzyme Corp.			COMMON STOCK 372917104	123,256	1,833,621   X	 	   612,075  1,158,400	63,146
Home Depot Inc.			COMMON STOCK 437076102	112,591	2,661,720   X	           851,325  1,723,200	87,195
Johnson & Johnson		COMMON STOCK 478160104	123,016	2,077,278   X		   679,710  1,324,117	73,451
Medtronic Inc.			COMMON STOCK 585055106	131,883	2,598,685   X		   884,805  1,628,426	85,454
Microsoft Corp.			COMMON STOCK 594918104	155,293	5,707,190   X		 1,825,730  3,681,250	200,210
Pepsico Inc.			COMMON STOCK 713448108	 53,170	  920,060   X		   299,700    595,000	25,360
Procter & Gamble Company	COMMON STOCK 742718109	133,397	2,314,718   X		   732,837  1,500,302	81,579
Staples Inc.			COMMON STOCK 855030102	187,717	7,355,676   X		 2,380,130  4,707,537	268,009
Starbucks Corporation		COMMON STOCK 855244109	 90,165	2,396,088   X		   782,470  1,527,340	86,278
State Street Corp.		COMMON STOCK 857477103	 95,169	1,574,860   X		   504,840  1,011,250	58,770
Sysco Corp. 			COMMON STOCK 871829107	100,270	3,128,535   X   	 1,033,165  1,997,000	98,370
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	110,528	2,684,032   X		   866,670  1,724,600	92,762
United Parcel Service		COMMON STOCK 911312106	117,882	1,485,034   X	           502,364    928,300	54,370
Wal-Mart Stores, Inc.		COMMON STOCK 931142103	 58,994	1,248,807   X		   419,350    788,327	41,130
Wm Wrigley Jr. Co.		COMMON STOCK 982526105	 80,167	1,252,613   X		   413,680    797,800	41,133

Total						      2,798,559


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